Fair value of financial instruments - Disclosure of detailed information about changes in fair value of level 3 investments (Details) - Level 3 [Member] - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of fair value measurement of assets [line items]
Balance - January 1	$ 1,700	$ 59,600
Acquisitions	4,782	2,885
Amendment of a note receivable	16,541	0
Disposal	0	(58,641)
Warrants exercised	(347)	(1,055)
Balance - December 31	25,063	1,700
Warrants Exercised [Member]
Disclosure of fair value measurement of assets [line items]
Change in fair value	102	(250)
Warrants Expired [Member]
Disclosure of fair value measurement of assets [line items]
Change in fair value	(48)	(165)
Investments held at the end of the period [Member]
Disclosure of fair value measurement of assets [line items]
Change in fair value	$ 2,333	$ (674)